Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 40,394	$ 80,303	$ 129,902
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
(Losses) Gains on cash flow hedges, before tax	(50,067)	(3,969)	5,337
Reclassification adjustments on cash flow hedges, before tax	26,136	(6,228)	(5,273)
Cash flow hedges, before tax	(23,931)	(10,197)	64
(Losses) gains on marketable securities, before tax	(854)	(1,421)	1,215
Gains (losses) on pensions, before tax	886	929	(1,809)
Foreign currency translation adjustments, before tax	135,945	(65,910)	(124,639)
Other comprehensive income (loss), before tax	112,046	(76,599)	(125,169)
Income tax relating to components of other comprehensive income (loss)	1,034	2,562	1,140
Total other comprehensive income (loss), after tax	113,080	(74,037)	(124,029)
Comprehensive income	153,474	6,266	5,873
Comprehensive (income) attributable to noncontrolling interest	0	(545)	(146)
Comprehensive income attributable to the owners of QIAGEN N.V.	$ 153,474	$ 5,721	$ 5,727